Related Party Transactions (Details) - Schedule of Related Party Transactions - Related Party [Member] - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Related Party Transactions [Line Items]
Cost of revenues	[1]		$ 8,663
Fengqi (Beijing) Zhineng Technology Co., Ltd [Member]
Schedule of Related Party Transactions [Line Items]
Cost of revenues			$ 8,663

[1]	Mr. Yin is the director and a minority shareholder of Fengqi (Beijing) Zhineng Technology Co., Ltd. The Company purchased from Fengqi (Beijing) Zhineng Technology Co., Ltd. hardware of nil and $8,663 for the six months ended June 30, 2024 and 2023, respectively.